United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 98.00%
CONSUMER DISCRETIONARY - 27.14%
Auto Components - 1.75%
Lear Corp.	23,500	$2,612

Hotels, Restaurants & Leisure - 2.95%
Darden Restaurants, Inc.	22,800	1,512
Starbucks Corp.	48,700	2,907

		4,419

Household Durables - 1.17%
Stanley Black & Decker, Inc.	16,700	1,757

Internet & Catalog Retail - 2.02%
Amazon.com, Inc.A	5,100	3,028

Media - 4.18%
Facebook, Inc., Class AA	28,600	3,263
Netflix, Inc.A	14,000	1,431
Scripps Networks Interactive, Inc., Class A	23,800	1,559

		6,253

Specialty Retail - 11.28%
AutoZone, Inc.A	2,400	1,912
Best Buy Co., Inc.	47,600	1,544
Foot Locker, Inc.	26,900	1,735
Home Depot, Inc.	13,600	1,815
L Brands, Inc.	17,200	1,510
Lowe’s Cos., Inc.	28,100	2,129
O’Reilly Automotive, Inc.A	6,900	1,888
Ross Stores, Inc.	31,300	1,812
Ulta Salon Cosmetics & Fragrance, Inc.	13,000	2,520

		16,865

Textiles & Apparel - 3.79%
NIKE, Inc., Class B	30,100	1,850
Skechers U.S.A., Inc., Class AA	55,100	1,678
Under Armour, Inc., Class AA	25,300	2,146

		5,674

Total Consumer Discretionary		40,608

CONSUMER STAPLES - 11.84%
Beverages - 3.25%
Constellation Brands, Inc., Class A	10,200	1,541
Monster Beverage Corp.A	16,000	2,134
PepsiCo, Inc.	11,600	1,189

		4,864

Food & Drug Retailing - 4.48%
Costco Wholesale Corp.	10,400	1,639
CVS Caremark Corp.	15,400	1,597
Kroger Co.	47,000	1,798
Sysco Corp.	35,500	1,659

		6,693

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Food Products - 3.62%
ConAgra Foods, Inc.	40,400	$1,803
Hormel Foods Corp.	64,800	2,802
Walgreens Boots Alliance, Inc.	9,700	817

		5,422

Personal Products - 0.49%
Estee Lauder Cos., Inc., Class A	7,700	726

Total Consumer Staples		17,705

ENERGY - 3.83%
Oil & Gas - 3.83%
Marathon Petroleum Corp.	33,400	1,242
Tesoro Corp.	33,000	2,838
Valero Energy Corp.	25,600	1,642

Total Energy		5,722

FINANCIALS - 7.49%
Diversified Financials - 4.07%
Ally Financial, Inc.A	81,500	1,526
Discover Financial Services	31,600	1,609
Jack Henry & Associates, Inc.	17,700	1,497
Santander Consumer USA Holdings, Inc.	139,600	1,464

		6,096

Insurance - 1.18%
Reinsurance Group of America, Inc.	18,400	1,771

Internet Software & Services - 1.13%
Equinix, Inc.B	5,100	1,687

Real Estate - 1.11%
Public Storage, Inc.B	6,000	1,655

Total Financials		11,209

HEALTH CARE - 12.97%
Biotechnology - 1.87%
Gilead Sciences, Inc.	16,700	1,534
United Therapeutics Corp.A	11,400	1,270

		2,804

Health Care Equipment & Supplies - 3.19%
Dentsply Sirona, Inc.	24,000	1,479
DexCom, Inc.A	20,500	1,392
Edwards Lifesciences Corp.A	21,600	1,906

		4,777

Health Care Providers & Services - 7.01%
Aetna, Inc.	19,600	2,202
Cardinal Health, Inc.	19,100	1,565
Centene Corp.A	35,600	2,192
Cigna Corp.	10,500	1,441
Henry Schein, Inc.A	7,800	1,347
UnitedHealth Group, Inc.	13,400	1,727

		10,474

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Pharmaceuticals - 0.90%
Allergan PLCA C	5,000	$1,340

Total Health Care		19,395

INDUSTRIALS - 14.63%
Aerospace & Defense - 1.33%
Lockheed Martin Corp.	9,000	1,994

Airlines - 6.26%
Alaska Air Group, Inc.	22,900	1,878
American Airlines Group, Inc.	36,100	1,480
Delta Air Lines, Inc.	38,900	1,894
Southwest Airlines Co.	39,700	1,779
United Continental Holdings, Inc.	38,800	2,323

		9,354

Commercial Services & Supplies - 4.57%
Equifax, Inc.	15,500	1,771
Factset Research Systems, Inc.	11,800	1,788
Global Payments, Inc.	27,200	1,776
Waste Management, Inc.	25,300	1,493

		6,828

Industrial Conglomerates - 1.00%
Honeywell International, Inc.	13,400	1,501

Road & Rail - 0.46%
Union Pacific Corp.	8,700	692

Trading Companies & Distributors - 1.01%
HD Supply Holdings, Inc.A	45,800	1,515

Total Industrials		21,884

INFORMATION TECHNOLOGY - 19.11%
Communications Equipment - 2.41%
Broadcom Ltd.	13,100	2,024
Juniper Networks, Inc.	61,900	1,579

		3,603

Computers & Peripherals - 1.58%
Apple, Inc.	21,700	2,365

Electronic Equipment & Instruments - 0.89%
Amphenol Corp., Class A	23,100	1,336

Internet Software & Services - 4.76%
Alphabet, Inc., Class CA	3,300	2,458
eBay, Inc.A	69,200	1,651
VeriSign, Inc.	34,000	3,011

		7,120

IT Consulting & Services - 5.16%
CDW Corp.	48,900	2,029
Fidelity National Information Services, Inc.	24,000	1,519

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

	Shares	Fair Value
		(000’s)
Fiserv, Inc.A	24,700	$2,534
Total System Services, Inc.	34,600	1,646

		7,728

Semiconductor Equipment & Products - 2.20%
Lam Research Corp.	22,800	1,883
Micron Technology, Inc.A	133,800	1,401

		3,284

Software - 2.11%
Electronic Arts, Inc.A	24,400	1,614
Microsoft Corp.	28,000	1,546

		3,160

Total Information Technology		28,596

MATERIALS - 0.99%
Chemicals - 0.99%
Sherwin-Williams Co.	5,200	1,480

Total Common Stock (Cost $137,150)		146,599

SHORT-TERM INVESTMENTS - 1.86% (Cost $2,782)
American Beacon U.S. Government Money Market Select Fund, Select ClassD	2,782,363	2,782

TOTAL INVESTMENTS - 99.86% (Cost $139,932)		149,381
OTHER ASSETS, NET OF LIABILITIES - 0.14%		209

TOTAL NET ASSETS - 100.00%		$149,590

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	PLC - Public Limited Company.
D	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON BRIDGEWAY LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2016 (Unaudited)

Futures Contracts Open on March 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index June Futures	Long	27	June 2016	$2,769,525	$23,611

				$2,769,525	$23,611

Top Ten Holdings (% Net Assets)
Amazon.com, Inc.		2.0
VeriSign, Inc.		2.0
Starbucks Corp.		1.9
Tesoro Corp.		1.9
Hormel Foods Corp.		1.9
Lear Corp.		1.7
Fiserv, Inc.		1.7
Ulta Salon Cosmetics & Fragrance, Inc.		1.7
Alphabet, Inc.		1.6
Facebook Inc.		2.2
Total Fund Holdings	82

Sector Allocation (% Equities)
Consumer Discretionary	27.7
Information Technology	19.6
Industrials	14.9
Health Care	13.2
Consumer Staples	12.1
Financials	7.6
Energy	3.9
Materials	1.0

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of March 31, 2016, the Trust consists of twenty-three active series, one of which is presented in this filing (the “Fund”): American Beacon Bridgeway Large Cap Growth Fund. The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Reorganization

The American Beacon Bridgeway Large Cap Growth Fund is the legal successor to the Bridgeway Large Cap Growth Fund (the “Predecessor Fund”). The accounting and performance history of the Class N shares of the Predecessor Fund were re-designated as that of the Institutional Class shares of the Fund, respectively. On February 5, 2016, the Fund (which had no prior activity or net assets) acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization. The exchange consisted of the Predecessor Fund’s Class N shares for the Fund’s Institutional Class shares at the same aggregate value.

The acquisition was accounted for as a tax-free exchange after the close of business on February 5, 2016, as follows:

Bridgeway Large Cap Growth Fund
Institutional Shares	7,075,740
Net Assets	$144,748,554
Net Investment Income (loss)	243,216
Unrealized Depreciation	(5,686,306)

The reorganization shifted the management oversight responsibility from Bridgeway Capital Management, Inc. (“Bridgeway”) to the Manager. The Manager engaged Bridgeway as the sub-advisor to the Fund, thus maintaining the continuity of the portfolio management.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class Disclosure

The inception date of the Y, Investor, A, and C class of the Fund was February 5, 2016.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern time, on days that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

The Fund’s investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires all transfers between any levels to be disclosed. The end of period timing recognition has been adopted for the transfers between levels of the Fund’s assets and liabilities. During the period ended March 31, 2016, there were no transfers between levels. As of March 31, 2016, the investments were classified as described below (in thousands):

Bridgeway Large Cap Growth Fund[1]	Level 1	Level 2	Level 3	Total
Common Stock	$146,599	$—	$—	$146,599
Short-Term Investments – Money Market Funds	2,782	—	—	2,782

Total Investments in Securities	$149,381	$—	$—	$149,381

Financial Derivative Instruments
Futures Contracts	$24	$—	$—	$24

Securities and Other Investments

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes the distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended March 31, 2016 the Fund entered into future contracts primarily for return enhancement and exposing cash to markets.

Other Investment Company Securities and Other Exchange Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear a proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Principal Risks

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Fund’s income. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Fund’s investments may be illiquid and the Fund may not be able to vary the portfolio investments in response to changes in economic and other conditions. If the Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Fund’s investments in financial derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as “Deposits with brokers for futures contracts” and “Payable to brokers for futures contracts”, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Fund and additional required collateral is delivered to/pledged by the Fund on the next business day. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2016, the Fund’s cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Bridgeway Large Cap Growth Fund	139,933	14,964	(5,516)	9,448

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

For the period ended March 31, 2016, the Fund had available for tax purposes, capital loss carryovers of $12,766 (in thousands).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 31, 2016

By:
/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 31, 2016